Condensed Group Statement of Changes in Equity (Parenthetical) - USD ($) $ in Millions	Jun. 27, 2026	Dec. 31, 2025	Jun. 28, 2025
Condensed Group Statement of Changes in Equity
Capital reserve	$ 2,266	$ 2,266	$ 2,266